UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Milestone Group
Address: 370 Seventeenth Street
         Suite 3100
         Denver, CO  80202

13F File Number:  28-11128

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert T. Adams
Title:     Managing Director
Phone:     (303) 539-0100

Signature, Place, and Date of Signing:

     Robert T. Adams     Denver, CO     October 31, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $251,258 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARCLAYS BK PLC                IPSPGS TTL ETN   06738C794     1581    29392 SH       SOLE                        0        0    29392
BERKSHIRE HATHAWAY INC DEL     CL B             084670207     1059      241 SH       SOLE                        0        0      241
BLACKROCK GLOBAL FLG INC TR    COM              091941104      148    13250 SH       SOLE                        0        0    13250
BOSTON PROPERTIES INC          COM              101121101      207     2207 SH       SOLE                        0        0     2207
EATON VANCE FLTING RATE INC    COM              278279104      121    10772 SH       SOLE                        0        0    10772
EQUITY RESIDENTIAL             SH BEN INT       29476L107      231     5193 SH       SOLE                        0        0     5193
EXXON MOBIL CORP               COM              30231G102      399     5139 SH       SOLE                        0        0     5139
ISHARES TR                     DJ US REAL EST   464287739    10257   165567 SH       SOLE                        0        0   165567
ISHARES TR                     US TIPS BD FD    464287176     1694    16721 SH       SOLE                        0        0    16721
ISHARES TR                     S&P 500 INDEX    464287200    62324   533501 SH       SOLE                        0        0   533501
ISHARES TR                     MSCI EMERG MKT   464287234     8840   258708 SH       SOLE                        0        0   258708
ISHARES TR                     MSCI EAFE IDX    464287465    46936   833681 SH       SOLE                        0        0   833681
ISHARES TR                     RUSSELL1000VAL   464287598      830    12986 SH       SOLE                        0        0    12986
ISHARES TR                     RUSSELL 1000     464287622    32426   510157 SH       SOLE                        0        0   510157
ISHARES TR                     RUSSELL 3000     464287689      287     4171 SH       SOLE                        0        0     4171
ISHARES TR                     S&P EURO PLUS    464287861      297     7453 SH       SOLE                        0        0     7453
ISHARES TR                     S&P WLD EX-US    464288422     7925   248835 SH       SOLE                        0        0   248835
ISHARES TR                     RSSL MCRCP IDX   464288869     6916   155303 SH       SOLE                        0        0   155303
ISHARES TR                     RUSSELL 2000     464287655    11345   166841 SH       SOLE                        0        0   166841
MIDCAP SPDR TR                 UNIT SER 1       595635103      259     1962 SH       SOLE                        0        0     1962
PIMCO FLOATING RATE STRTGY F   COM              72201J104      106    11166 SH       SOLE                        0        0    11166
PUBLIC STORAGE                 COM              74460D109      253     2559 SH       SOLE                        0        0     2559
SIMON PPTY GROUP INC NEW       COM              828806109      359     3705 SH       SOLE                        0        0     3705
SPDR INDEX SHS FDS             DJWS INTL REAL   78463X863     9894   259243 SH       SOLE                        0        0   259243
SPDR INDEX SHS FDS             S&P INTL SMLCP   78463X871      225     9200 SH       SOLE                        0        0     9200
SPDR TR                        UNIT SER 1       78462F103     3219    27754 SH       SOLE                        0        0    27754
VANGUARD INDEX FDS             REIT ETF         922908553    19995   328866 SH       SOLE                        0        0   328866
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858     5956   171845 SH       SOLE                        0        0   171845
VANGUARD TAX-MANAGED FD        EUROPE PAC ETF   921943858    16938   481606 SH       SOLE                        0        0   481606
WAL MART STORES INC            COM              931142103      231     3859 SH       SOLE                        0        0     3859